Employee Benefits Plans Unrecognized Amounts (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Amortization of Gains (Losses), Net	$ 3
Defined Benefit Plan, Amortization of Prior Service Cost (Credit), Net	(5)
Defined Benefit Plan, Amounts That Will Be Amortized from Regulatory Assets (Liabilities) and Accumulated Other Comprehensive Income Loss In Next Fiscal Year	(2)
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Net Gains (Losses), Before Tax	26	$ 21
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Net Prior Service Cost (Credit), Before Tax	2	3
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	28	24	$ (41)
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	6	66
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	(2)	(1)
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	4	65
Defined Benefit Plan, Amortization of Gains (Losses), Net	1
Defined Benefit Plan, Amortization of Prior Service Cost (Credit), Net	1
Defined Benefit Plan, Amounts That Will Be Amortized from Regulatory Assets (Liabilities) and Accumulated Other Comprehensive Income Loss In Next Fiscal Year	2
United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Net Gains (Losses), Before Tax	42	49
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Net Prior Service Cost (Credit), Before Tax	(36)	(42)
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	6	7	(6)
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	(5)	10
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	4	3
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	(1)	13
Defined Benefit Plan, Amortization of Gains (Losses), Net	2
Defined Benefit Plan, Amortization of Prior Service Cost (Credit), Net	(6)
Defined Benefit Plan, Amounts That Will Be Amortized from Regulatory Assets (Liabilities) and Accumulated Other Comprehensive Income Loss In Next Fiscal Year	(4)
Regulatory Asset, Pension and Other Postretirement Costs [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	22	22	16
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	2	6
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	(2)	0
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	0	6
Regulatory Asset, Pension and Other Postretirement Costs [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	17	20	10
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	(5)	8
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	2	2
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	(3)	10
Regulatory Liability, Pension and Other Postretirement Costs [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	0	(5)	(55)
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	5	51
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	0	(1)
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	5	50
Regulatory Liability, Pension and Other Postretirement Costs [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	0	0	0
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	0	0
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	0	0
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	0	0
Receivables (Payables) With Affiliates [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	6	7	(2)
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	(1)	9
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	0	0
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	(1)	9
Receivables (Payables) With Affiliates [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Before Tax	(11)	(13)	$ (16)
Defined Benefit Plan, Reconciliation of Amounts Not Yet Recognized As Components of Net Periodic Benefit Cost [Roll Forward]
Defined Benefit Plan, Net Unamortized Gain (Loss) Arising During Period, Before Tax	0	2
Defined Benefit Plan, Net Amortization Recognized in Net Periodic Benefit Cost Before Tax	2	1
Defined Benefit Plan, Net Periodic Benefit Cost Not Yet Recognized, Arising During Period, Before Tax	$ 2	$ 3